Other Long-Term Financial Assets - Schedule of Other Long-Term Financial Assets (Details) - Other Long Term Financial Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Long-Term Financial Assets [Line Items]
Deferred receivables	$ 17,145	$ 8,708
Security deposits	1,138	1,059
Other long-term financial assets	$ 18,283	$ 9,767